INCOME TAXES (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Bad debts provision	$ 22,321,714	$ 18,584,579
Accrued expenses	7,412,564	7,242,862
Government subsidy	5,195,226	5,120,021
Inventory write-down	14,725,522	12,634,284
Advance to suppliers provision	4,743,039	3,222,258
Warranty provision	20,434,130	15,655,062
Net operating loss carryforwards	45,569,006	44,525,527
Others	7,177,713	2,482,504
Total gross deferred tax assets	127,578,914	109,467,097
Valuation allowance on deferred tax assets	(52,475,082)	(55,702,812)	(10,544,364)	(10,342,795)
Deferred tax assets, net of valuation allowance	75,103,832	53,764,285
Deferred tax liabilities:
Unrealized foreign exchange gain	(3,700,667)
Total deferred tax liabilities	(3,700,667)
Net deferred tax assets	71,403,165	53,764,285
Analysis as:
Current deferred tax assets	24,202,561	12,716,521
Noncurrent deferred tax assets	50,901,271	41,047,764
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(3,700,667)
Net deferred tax assets	$ 71,403,165	$ 53,764,285